INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Summary Of Income Tax Expense Benefit
A summary of the income tax (expense) benefit in the statements of earnings (loss) follows:

	2015	2014	2013
	(In Millions)
Income tax (expense) benefit:
Current (expense) benefit	$5	$(3)	$(90)
Deferred (expense) benefit	8	8	74
Total	$13	$5	$(16)

Schedule of Components of Income Tax Expense (Benefit)
The sources of the difference and their tax effects are as follows:

	2015	2014	2013
	(In Millions)

Expected income tax (expense) benefit	$11	$4	$(15)
Dividends received deduction	1	1	1
Prior year adjustment	—	—	(2)
Other	1	—	—
Income Tax (Expense) Benefit	$13	$5	$(16)

Schedule of Deferred Tax Assets and Liabilities
The components of the net deferred income taxes are as follows:

	December 31, 2015		December 31, 2014
	Assets	Liabilities	Assets	Liabilities
	(In Millions)

Reserves and reinsurance	$97	$—	$105	$—
DAC	—	93	—	78
VOBA	—	3	—	3
Investments	—	10	—	18
Goodwill and other intangible assets	—	—	—	9
Other	12	—	—	8
Total	$109	$106	$105	$116

Unrecognized Tax Benefits Reconciliation
A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	2015	2014	2013
	(In Millions)

Balance, beginning of year	$6	$5	$4
Additions for tax positions of prior years	1	1	1
Balance, End of Year	$7	$6	$5